Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member] [1]	Retained earnings [Member]	Total
Balance at Dec. 31, 2024		$ 22		$ 73,837	$ (53,512)	$ 107,492	$ 127,839
Balance, shares at Dec. 31, 2024	[2]	5,766,286
Supplemental Statement of Stockholders' Equity [Abstract]
Exercise of RSUs	[4]	$ 0	[3]	0	0	0	0
Exercise of RSUs, shares	[2],[4]	46,000
Purchase of treasury shares		$ 0		0	(1,659)	0	(1,659)
Purchase of treasury shares, shares	[2]	(106,144)
Share-based compensation		$ 0		1,689	0	0	1,689
Net loss		0		0	0	(6,143)	(6,143)
Balance at Jun. 30, 2025		$ 22		75,526	(55,171)	101,349	121,726
Balance, shares at Jun. 30, 2025	[2]	5,706,142
Balance at Dec. 31, 2025		$ 22		76,625	(55,171)	96,013	117,489
Balance, shares at Dec. 31, 2025	[2]	5,706,142
Supplemental Statement of Stockholders' Equity [Abstract]
Exercise of RSUs	[4]	$ 0	[3]	0	0	0	0
Exercise of RSUs, shares	[2],[4]	41,469
Share-based compensation		$ 0		1,805	0	0	1,805
Net loss		0		0	0	(4,454)	(4,454)
Balance at Jun. 30, 2026		$ 22		$ 78,430	$ (55,171)	$ 91,559	$ 114,840
Balance, shares at Jun. 30, 2026	[2]	5,747,611

[1]	Company shares held by the Company - presented as a reduction of equity at their cost to the Company.
[2]	Net of 14,971 shares held by Silicom Inc..
[3]	Less than 1 thousand.
[4]	Restricted share units (hereinafter - "RSUs").